Balance Sheets - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current assets
Cash	$ 13,052,481	$ 14,056,346	$ 227,396
Prepaid expenses	56,995
Total current assets	13,109,476	14,056,346	227,396
Other assets	12,218	12,218	12,218
Fixed assets, net	35,988	20,050	11,170
Total assets	13,157,682	14,088,614	250,784
Current liabilities
Accounts payable and accrued liabilities	91,782	52,043	59,763
Accrued compensation	153,765	72,489	505,027
Convertible note payable			26,678
Deferred revenue-current			308,412
Total current liabilities	245,547	124,532	899,880
Long term liabilities:
Deferred revenue, net of current portion			7,836
Total long-term liabilities			7,836
Total liabilities		124,532	907,716
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY (DEFICIT)
Series A convertible preferred stock	10,000	10,000	100,000
Common stock, value	407,638	407,438	66,351
Additional paid-in capital	68,208,957	68,169,157	49,378,447
Accumulated deficit	(55,714,460)	(54,622,513)	(50,201,730)
Total stockholders' equity	12,912,135	13,964,082	(656,932)
Total liabilities and stockholders' equity	$ 13,157,682	$ 14,088,614	$ 250,784